Note 4 - Goodwill (Tables)	12 Months Ended
Dec. 31, 2022
Notes Tables
Schedule of Goodwill [Table Text Block]
Goodwill (in thousands)
Balance as of December 31, 2021	$—
Acquisitions	19,167
Effect of foreign currency translation	(263)
Balance as of December 31, 2022	$18,904